SHARE CAPITAL (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)			3 Months Ended	5 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 09, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock unlimited number of shares authorized	Unlimited	Unlimited
Common stock, shares issued	41,542,703	40,665,203	41,542,703		40,665,203
Common stock, shares outstanding	41,542,703	40,665,203	41,542,703		40,665,203
Proceeds from issueance of common stock			$ 125,470		$ 963,963
Commitment to issue shares, value			$ 126,659
Commitment to issue shares			440,000
Stock based compensation					$ 788,500
Commitment to issue shares, value			$ (126,659)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in pursuant to private placement, shares			437,500		39,975,203
Stock issued for debt settlement, shares					690,000
Stock issued for debt settlement, value					$ 103,500
Commitment to issue shares, value			$ 126,659
Commitment to issue shares			440,000
Commitment to issue shares, value			$ (126,659)
Commitment to Issue Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for debt settlement, value
Commitment to issue shares, value			$ (126,659)		126,659
Commitment to issue shares			440,000	440,000
Commitment to issue shares, value			$ 126,659		$ (126,659)